GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL AND OTHER INTANGIBLE ASSETS-Schedule of Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Finite-Lived Intangible Assets, Amortization Expense, Maturity Schedule [Abstract]
Finite-Lived Intangible Asset, Expected Amortization, Year One	$ 18,429
Finite-Lived Intangible Asset, Expected Amortization, Year Two	16,539
Finite-Lived Intangible Asset, Expected Amortization, Year Three	12,874
Finite-Lived Intangible Asset, Expected Amortization, Year Four	9,713
Finite-Lived Intangible Asset, Expected Amortization, Year Five	$ 8,519